Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Share Capital [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 62,315	$ 591	$ 2,767	$ (23,972)	$ 41,701
Balance, shares at Dec. 31, 2016	368,581,886
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(1,626)	(1,626)
Share capital issued through prospectus	$ 10,877				10,877
Share capital issued through prospectus, shares	145,030,833
Share issue costs	$ (495)				(495)
Value allocated to warrants issued	(1,561)		1,561
Share-based payments			451		451
Balance at Jun. 30, 2017	$ 71,136	591	4,779	(25,598)	50,908
Balance, shares at Jun. 30, 2017	513,612,719
Balance at Dec. 31, 2016	$ 62,315	591	2,767	(23,972)	41,701
Balance, shares at Dec. 31, 2016	368,581,886
Statement Line Items [Line Items]
Share-based payments			504
Balance at Dec. 31, 2017	$ 73,598	591	5,089	(26,550)	52,728
Balance, shares at Dec. 31, 2017	554,595,167
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(1,563)	(1,563)
Share issue costs	(324)				(324)
Value allocated to warrants issued	(2,572)		2,572
Share-based payments			317		317
Share capital issued through private placement	$ 17,500				17,500
Share capital issued through private placement, shares	233,333,333
Forfeited/expired options			(79)	79
Balance at Jun. 30, 2018	$ 88,202	$ 591	$ 7,899	$ (28,034)	$ 68,658
Balance, shares at Jun. 30, 2018	787,928,500